Note 4 - Loans and Related Allowance for Loan Losses (Details) - Troubled Debt Restructurings $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	6		7
Pre-modification outstanding recorded investment (in Dollars)	$ 434		$ 1,264
Post-modification outstanding recorded investment (in Dollars)	$ 434		$ 1,264
Commercial and Industrial [Member] | Extended Maturity [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	6		6
Commercial and Industrial [Member] | Other Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts			1
Real Estate Construction Porfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1
Pre-modification outstanding recorded investment (in Dollars)	$ 181
Post-modification outstanding recorded investment (in Dollars)	$ 181
Real Estate Construction Porfolio Segment [Member] | Extended Maturity [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	6	3	7
Pre-modification outstanding recorded investment (in Dollars)	$ 515	$ 140	$ 784
Post-modification outstanding recorded investment (in Dollars)	$ 535	$ 140	$ 784
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member] | Extended Maturity [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	5	3	7
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member] | Other Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1	1	2
Pre-modification outstanding recorded investment (in Dollars)	$ 270	$ 48	$ 834
Post-modification outstanding recorded investment (in Dollars)	$ 270	$ 48	$ 834
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member] | Extended Maturity [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1	1	2
Consumer Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts		1
Pre-modification outstanding recorded investment (in Dollars)		$ 6
Post-modification outstanding recorded investment (in Dollars)		$ 6
Consumer Portfolio Segment [Member] | Extended Maturity [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts		1